Document and Entity Information Document	Apr. 14, 2021
Entity Information [Line Items]
Entity Address, Address Line One	1475 Peachtree Street, NE
Entity File Number	001-51845
Amendment Flag	false
City Area Code	404
Local Phone Number	888-8000
Soliciting Material	false
Written Communications	false
Document Type	8-K
Pre-commencement Issuer Tender Offer	false
Entity Registrant Name	FEDERAL HOME LOAN BANK OF ATLANTA
Entity Incorporation, State or Country Code	X1
Entity Emerging Growth Company	false
Entity Tax Identification Number	56-6000442
Pre-commencement Tender Offer	false
Entity Address, Postal Zip Code	30309
Document Period End Date	Apr. 14, 2021
Entity Address, State or Province	GA
Entity Central Index Key	0001331465
Entity Address, City or Town	Atlanta